Goodwill and Intangible Assets (Estimated Aggregate Amortization Expense in Respect of Intangible Assets) (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Finite-Lived Intangible Assets [Line Items]
2026	¥ 7,221
2027	6,504
2028	3,534
2029	3,082
2030	¥ 2,681